Premises and Equipment - Premises and Equipment Stated at Cost, Less Accumulated Depreciation (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total	14,716,000	$ 13,591,000
Less accumulated depreciation	6,303,000	6,590,000
Premises and equipment, net	8,413,049	7,000,590
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	419,000	404,000
Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Original Useful Life Years	5 years
Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Original Useful Life Years	20 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	1,087,000	1,083,000
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Original Useful Life Years	5 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Original Useful Life Years	20 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total	6,998,000	5,364,000
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Original Useful Life Years	5 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Original Useful Life Years	50 years
Furniture, Fixtures & Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	4,228,000	4,756,000
Furniture, Fixtures & Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Original Useful Life Years	3 years
Furniture, Fixtures & Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Original Useful Life Years	30 years
Land [Member]
Property, Plant and Equipment [Line Items]
Total	1,984,000	$ 1,984,000